Intangible Assets (Tables)	12 Months Ended
Aug. 29, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Finite Lived Intangible Assets By Major Class

As of	2013		2012
	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Product and process technology	$642	$(269)	$575	$(234)
Customer relationships	127	(114)	127	(98)
Other	—	—	1	—
	$769	$(383)	$703	$(332)